Quarterly Report
April 30, 2021
MFS®  Emerging Markets
Debt Fund
EMD-Q3

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 91.8%
Angola – 0.3%
Republic of Angola, 8%, 11/26/2029 (n)		$3,588,000	$3,610,425
Republic of Angola, 8%, 11/26/2029		6,071,000	6,108,944
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	514,135
Republic of Angola, 9.375%, 5/08/2048		9,753,000	10,028,717
Republic of Angola, 9.125%, 11/26/2049 (n)		1,391,000	1,403,488
Republic of Angola, 9.125%, 11/26/2049		5,500,000	5,549,379
			$27,215,088
Argentina – 1.1%
Province of Cordoba, 3%, 6/01/2027 (n)		$4,556,036	$2,665,326
Province of Cordoba, 3%, 6/01/2027		7,277,311	4,257,300
Province of Santa Fe, 7%, 3/23/2023 (n)		12,978,000	10,382,530
Province of Santa Fe, 7%, 3/23/2023		300,000	240,003
Republic of Argentina, 0.125%, 7/09/2030		36,070,548	13,075,574
Republic of Argentina, 0.125%, 7/09/2035		86,970,549	27,396,592
Republic of Argentina, 0.125%, 1/09/2038		34,381,000	13,030,743
Republic of Argentina, 0.125%, 7/09/2041		73,368,000	26,229,060
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(z)		13,021,612	3,841,376
			$101,118,504
Azerbaijan – 1.4%
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		$23,550,000	$28,261,413
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		47,119,000	56,545,627
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		32,873,000	40,684,282
			$125,491,322
Bahamas – 0.2%
Commonwealth of Bahamas, 6%, 11/21/2028		$8,809,000	$8,742,932
Commonwealth of Bahamas, 8.95%, 10/15/2032		12,600,000	13,986,000
			$22,728,932
Benin – 0.4%
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	15,942,000	$19,173,930
Republic of Benin, 6.875%, 1/19/2052 (n)		10,636,000	13,426,254
Republic of Benin, 6.875%, 1/19/2052		700,000	883,638
			$33,483,822
Bermuda – 0.4%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$20,232,000	$19,979,100
Government of Bermuda, 2.375%, 8/20/2030		1,400,000	1,382,500
Government of Bermuda, 3.375%, 8/20/2050 (n)		17,184,000	16,857,504
Government of Bermuda, 3.375%, 8/20/2050		800,000	784,800
			$39,003,904
Brazil – 2.4%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,080,000	$1,126,332
Aegea Finance S.à r.l., 5.75%, 10/10/2024		22,406,000	23,367,217
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)		10,865,000	11,011,026
Federative Republic of Brazil, 10%, 1/01/2023	BRL	44,890,000	8,708,473
Federative Republic of Brazil, 4.5%, 5/30/2029		$12,431,000	13,089,097
Federative Republic of Brazil, 3.875%, 6/12/2030		27,081,000	26,882,225
Federative Republic of Brazil, 5.625%, 2/21/2047		8,407,000	8,864,089
Federative Republic of Brazil, 4.75%, 1/14/2050		13,659,000	12,818,972
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		16,007,000	17,473,241

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
FS Luxembourg S.à r.l., 10%, 12/15/2025		$8,300,000	$9,060,280
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		19,457,000	19,602,928
MercadoLibre, Inc., 2.375%, 1/14/2026		8,080,000	8,056,568
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		4,466,630	4,730,698
MV24 Capital B.V., 6.748%, 6/01/2034		17,035,653	18,042,800
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)		11,661,000	11,454,017
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030		2,100,000	2,062,725
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		17,388,000	17,822,700
TerraForm Global Operating LLC, 6.125%, 3/01/2026		462,000	473,550
			$214,646,938
Bulgaria – 0.1%
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028 (n)	EUR	6,782,000	$8,222,392
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		1,300,000	1,576,100
			$9,798,492
Chile – 2.8%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$14,693,000	$15,648,045
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		12,019,000	12,800,235
Banco del Estado de Chile, 3.875%, 2/08/2022		5,423,000	5,558,575
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		15,334,000	15,997,349
Banco del Estado de Chile, 2.704%, 1/09/2025		10,998,000	11,473,773
Chile Electricity PEC S.p.A., 0%, 1/25/2028		5,822,000	4,756,225
E.CL S.A., 4.5%, 1/29/2025		14,398,000	15,788,267
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024		10,768,000	11,613,396
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		3,235,000	3,488,980
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		9,946,000	10,509,516
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		10,210,000	10,788,474
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		4,892,000	5,471,671
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	447,397
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		3,831,000	4,200,920
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		19,782,000	20,375,460
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		1,600,000	1,648,000
Kenbourne Invest S.A., 4.7%, 1/22/2028 (n)		14,180,000	14,534,500
Kenbourne Invest S.A., 4.7%, 1/22/2028		700,000	717,500
Republic of Chile, 3.1%, 1/22/2061		13,288,000	12,532,710
Transelec S.A., 4.625%, 7/26/2023 (n)		12,396,000	13,319,502
Transelec S.A., 4.25%, 1/14/2025 (n)		2,029,000	2,209,094
Transelec S.A., 4.25%, 1/14/2025		12,486,000	13,594,257
Transelec S.A., 3.875%, 1/12/2029 (n)		3,436,000	3,737,337
Transelec S.A., 3.875%, 1/12/2029		5,077,000	5,522,253
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		9,683,000	10,142,943
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		11,609,000	12,160,428
VTR Finance B.V., 6.375%, 7/15/2028		4,200,000	4,536,000
VTR Finance N.V., 6.375%, 7/15/2028 (n)		8,102,000	8,750,160
			$252,322,967
China – 4.6%
Avi Funding Co. Ltd. (People's Republic of China), 3.8%, 9/16/2025 (n)		$8,408,000	$9,177,584
Baidu, Inc., 3.075%, 4/07/2025		6,870,000	7,233,470
Bank of China, 5%, 11/13/2024		5,847,000	6,526,578
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024		19,995,000	21,218,414
CDBL Funding 1 Co. (People's Republic of China), 4.25%, 12/02/2024		11,813,000	12,846,616
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		20,811,000	22,314,239
China Development Bank (Hong Kong), FLR, 0.875% (LIBOR - 3mo. + 0.7%), 3/06/2022		4,588,000	4,596,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
China – continued
China Development Bank Financial Leasing Co. Ltd., 2.875% to 9/28/2025, FLR (CMT-1yr. + 2.75%) to 9/28/2030	$16,870,000	$16,991,464
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	15,581,000	16,918,850
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	7,351,000	8,189,014
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,842,511
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	18,820,000	20,977,713
JD.com, Inc., 3.375%, 1/14/2030	12,932,000	13,496,930
Meituan, 2.125%, 10/28/2025 (n)	11,141,000	10,978,174
Meituan, 2.125%, 10/28/2025	1,700,000	1,675,155
Meituan, 3.05%, 10/28/2030 (n)	20,144,000	19,521,385
Meituan, 3.05%, 10/28/2030	700,000	678,364
Prosus N.V., 4.027%, 8/03/2050 (n)	14,932,000	13,941,619
Prosus N.V., 4.027%, 8/03/2050	1,600,000	1,493,878
Prosus N.V., 3.832%, 2/08/2051 (n)	13,547,000	12,374,211
Prosus N.V., 3.832%, 2/08/2051	600,000	548,057
Seazen Group Ltd., 4.45%, 7/13/2025	18,528,000	18,154,714
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023	3,974,000	4,139,915
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)	5,953,000	6,132,483
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)	12,630,000	12,899,527
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)	1,712,000	1,882,287
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027	57,252,000	62,946,651
Sunac China Holdings Ltd., 7.95%, 10/11/2023	8,565,000	9,040,357
Sunac China Holdings Ltd., 7.5%, 2/01/2024	14,059,000	14,768,979
Sunac China Holdings Ltd., 6.5%, 1/10/2025	6,726,000	6,860,520
Tencent Holdings Ltd., 3.595%, 1/19/2028	10,200,000	10,947,977
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	8,800,000	8,620,418
Times China Holdings Ltd., 6.75%, 7/08/2025	4,610,000	4,695,767
Times China Holdings Ltd., 6.2%, 3/22/2026	4,071,000	4,009,152
Weibo Corp., 3.375%, 7/08/2030	22,283,000	22,374,213
		$415,014,041
Colombia – 2.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)	$4,637,000	$5,286,226
AI Candelaria Spain SLU, 7.5%, 12/15/2028	5,744,000	6,548,217
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	21,229,000	21,845,702
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)	16,433,000	16,494,788
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031	4,600,000	4,617,296
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	21,999,000	21,834,008
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030	800,000	794,000
GeoPark Ltd., 6.5%, 9/21/2024	883,000	918,329
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	13,570,000	13,603,925
Millicom International Cellular S.A., 6.625%, 10/15/2026	10,223,100	10,887,602
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	15,648,000	15,863,316
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029	600,000	608,256
Republic of Colombia, 4.5%, 1/28/2026	22,322,000	24,386,785
Republic of Colombia, 3.25%, 4/22/2032	32,429,000	31,810,255
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	23,216,575	25,132,175
TermoCandelaria Power Ltd., 7.875%, 1/30/2029	4,810,000	5,206,873
		$205,837,753
Costa Rica – 0.9%
Republic of Costa Rica, 6.125%, 2/19/2031	$13,504,000	$14,077,920
Republic of Costa Rica, 7%, 4/04/2044	33,259,000	34,090,475
Republic of Costa Rica, 7.158%, 3/12/2045	35,768,000	36,930,460
		$85,098,855

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cote d'Ivoire – 1.3%
Republic of Cote d’Ivoire, 6.625%, 3/22/2048 (n)	EUR	8,040,000	$10,083,855
Republic of Cote d’Ivoire, 6.625%, 3/22/2048		1,100,000	1,379,632
Republic of Cote d'Ivoire, 5.25%, 3/22/2030		16,046,000	20,244,288
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		26,699,000	32,216,345
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		2,800,000	3,378,620
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		$12,856,000	13,613,090
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	21,367,000	27,756,904
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		11,171,000	14,511,741
			$123,184,475
Croatia – 0.3%
Republic of Croatia, 5.5%, 4/04/2023 (n)		$1,772,000	$1,937,154
Republic of Croatia, 5.5%, 4/04/2023		4,169,000	4,557,559
Republic of Croatia, 1.75%, 3/04/2041	EUR	18,188,000	22,048,446
			$28,543,159
Czech Republic – 0.2%
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	14,300,000	$18,464,391
Dominican Republic – 2.6%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$5,133,000	$5,422,835
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		19,879,000	20,624,661
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	7,987,789
Dominican Republic, 4.5%, 1/30/2030 (n)		9,738,000	10,103,175
Dominican Republic, 4.5%, 1/30/2030		600,000	622,500
Dominican Republic, 4.875%, 9/23/2032 (n)		39,369,000	41,199,659
Dominican Republic, 4.875%, 9/23/2032		1,600,000	1,674,400
Dominican Republic, 5.3%, 1/21/2041 (n)		19,532,000	19,854,278
Dominican Republic, 5.3%, 1/21/2041		300,000	304,950
Dominican Republic, 6.5%, 2/15/2048 (n)		2,821,000	3,103,100
Dominican Republic, 6.5%, 2/15/2048		8,362,000	9,198,200
Dominican Republic, 6.4%, 6/05/2049		13,141,000	14,323,690
Dominican Republic, 5.875%, 1/30/2060 (n)		40,192,000	40,091,520
Dominican Republic, 5.875%, 1/30/2060		59,993,000	59,843,018
			$234,353,775
Ecuador – 0.7%
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021 (z)		$1,179,010	$1,143,640
Republic of Ecuador, 0.5%, 7/31/2030		7,468,000	6,235,780
Republic of Ecuador, 0.5%, 7/31/2035 (n)		23,644,831	16,078,722
Republic of Ecuador, 0.5%, 7/31/2035		42,862,000	29,146,160
Republic of Ecuador, 0.5%, 7/31/2040 (n)		21,307,161	12,677,974
			$65,282,276
Egypt – 2.9%
Arab Republic of Egypt, 0%, 5/18/2021	EGP	84,575,000	$5,376,919
Arab Republic of Egypt, 0%, 6/15/2021		85,100,000	5,353,316
Arab Republic of Egypt, 0%, 6/29/2021		71,475,000	4,472,501
Arab Republic of Egypt, 0%, 8/10/2021		115,700,000	7,133,497
Arab Republic of Egypt, 7.5%, 1/31/2027		$7,834,000	8,640,118
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		16,593,000	17,297,207
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		9,596,000	10,401,584
Arab Republic of Egypt, 7.6%, 3/01/2029		12,752,000	13,822,530
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	16,552,844
Arab Republic of Egypt, 6.375%, 4/11/2031		4,300,000	5,387,317
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$9,516,000	9,734,868

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Egypt – continued
Arab Republic of Egypt, 7.052%, 1/15/2032		$10,388,000	$10,626,924
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		14,581,000	15,480,648
Arab Republic of Egypt, 7.625%, 5/29/2032		1,700,000	1,804,891
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		17,105,000	17,631,150
Arab Republic of Egypt, 8.5%, 1/31/2047		41,193,000	42,460,097
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		13,828,000	14,394,146
Arab Republic of Egypt, 8.7%, 3/01/2049		4,000,000	4,163,768
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		23,602,000	24,802,350
Arab Republic of Egypt, 8.875%, 5/29/2050		5,148,000	5,409,817
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		24,079,000	22,303,174
			$263,249,666
El Salvador – 0.4%
Republic of El Salvador, 8.625%, 2/28/2029		$821,000	$918,699
Republic of El Salvador, 8.25%, 4/10/2032		5,000,000	5,482,000
Republic of El Salvador, 7.65%, 6/15/2035		11,956,000	12,510,758
Republic of El Salvador, 7.124%, 1/20/2050 (n)		4,515,000	4,311,825
Republic of El Salvador, 7.124%, 1/20/2050		18,984,000	18,129,720
			$41,353,002
Ghana – 0.8%
Republic of Ghana, 10.75%, 10/14/2030		$12,896,000	$16,277,331
Republic of Ghana, 8.625%, 4/07/2034 (n)		9,631,000	9,932,065
Republic of Ghana, 7.875%, 2/11/2035 (n)		15,310,000	15,058,304
Republic of Ghana, 7.875%, 2/11/2035		25,303,000	24,887,019
Republic of Ghana, 8.875%, 5/07/2042 (n)		4,300,000	4,305,590
			$70,460,309
Guatemala – 2.2%
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)		$17,301,000	$17,820,030
Central American Bottling Corp., 5.75%, 1/31/2027		9,700,000	10,209,250
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		28,087,000	29,561,567
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	11,540,663
Energuate Trust, 5.875%, 5/03/2027		16,350,000	17,208,375
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		22,048,000	23,503,168
Republic of Guatemala, 4.875%, 2/13/2028		4,270,000	4,776,038
Republic of Guatemala, 4.9%, 6/01/2030		28,270,000	31,577,590
Republic of Guatemala, 5.375%, 4/24/2032 (n)		11,875,000	13,685,937
Republic of Guatemala, 5.375%, 4/24/2032		600,000	691,500
Republic of Guatemala, 6.125%, 6/01/2050 (n)		16,652,000	19,982,400
Republic of Guatemala, 6.125%, 6/01/2050		16,190,000	19,428,000
			$199,984,518
Hungary – 0.5%
Hungarian Development Bank PLC, 1.375%, 6/24/2025	EUR	14,555,000	$18,267,323
MOL PLC, 1.5%, 10/08/2027		12,590,000	15,749,950
Republic of Hungary, 1.75%, 6/05/2035		11,821,000	15,042,615
			$49,059,888
India – 4.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$27,066,000	$29,907,930
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		3,700,000	4,088,500
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		17,807,145	18,062,838
Adani Transmission Ltd., 4.25%, 5/21/2036		1,351,000	1,370,399
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		11,992,000	12,206,177
Azure Power Energy Ltd., 5.5%, 11/03/2022		12,758,000	12,985,858

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Clean Renewable Power, 4.25%, 3/25/2027 (n)		$12,236,000	$12,303,298
Cliffton Ltd., 6.25%, 10/25/2025 (n)		24,744,000	24,632,652
Delhi International Airport Ltd., 6.125%, 10/31/2026		5,892,000	5,906,730
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		5,539,000	5,483,610
Delhi International Airport Ltd., 6.45%, 6/04/2029		3,200,000	3,168,000
Export-Import Bank of India, 3.375%, 8/05/2026		4,163,000	4,404,583
Export-Import Bank of India, 3.875%, 2/01/2028		12,700,000	13,522,451
Export-Import Bank of India, 3.25%, 1/15/2030		7,268,000	7,290,060
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		34,429,000	31,625,311
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)		6,000,000	6,119,586
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024		2,100,000	2,141,855
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		4,480,000	4,176,095
Government of India, 7.17%, 1/08/2028	INR	941,680,000	13,386,736
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		$17,338,000	17,606,739
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		37,333,000	35,442,493
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		6,091,000	6,290,176
Muthoot Finance Ltd., 6.125%, 10/31/2022		1,000,000	1,032,700
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		17,308,000	17,454,253
Muthoot Finance Ltd., 4.4%, 9/02/2023		4,700,000	4,739,715
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)		10,824,000	10,896,413
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030		1,500,000	1,510,035
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)		6,480,000	6,871,764
ReNew Power Private Ltd., 5.875%, 3/05/2027		9,724,000	10,311,888
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		16,688,000	16,571,184
Republic of India, 7.27%, 4/08/2026	INR	1,167,290,000	16,704,275
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023		$8,525,000	8,580,412
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		20,779,000	20,623,157
State Bank of India (London), 3.25%, 1/24/2022		14,806,000	15,050,299
			$402,468,172
Indonesia – 5.4%
Bank Mandiri, 3.75%, 4/11/2024		$3,045,000	$3,217,043
Bank Mandiri, 4.75%, 5/13/2025		19,368,000	21,363,107
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		4,717,000	4,831,387
Listrindo Capital B.V., 4.95%, 9/14/2026		16,802,000	17,209,449
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		6,204,000	6,352,896
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		21,122,000	21,628,928
Perusahaan Penerbit SBSN Indonesia III, 2.3%, 6/23/2025 (n)		11,155,000	11,517,649
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		22,804,000	23,232,031
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		7,615,000	8,271,794
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		5,103,000	6,002,404
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060 (n)		8,538,000	8,283,067
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060		2,600,000	2,522,368
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,953,000	7,472,389
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		600,000	644,819
Republic of Indonesia, 3.375%, 4/15/2023		16,997,000	17,872,176
Republic of Indonesia, 5.875%, 1/15/2024		15,467,000	17,514,367
Republic of Indonesia, 5.875%, 1/15/2024 (n)		868,000	982,897
Republic of Indonesia, 4.45%, 2/11/2024		12,824,000	14,022,797
Republic of Indonesia, 4.125%, 1/15/2025		25,012,000	27,502,261
Republic of Indonesia, 4.125%, 1/15/2025 (n)		5,055,000	5,558,289
Republic of Indonesia, 4.75%, 1/08/2026 (n)		2,776,000	3,162,742
Republic of Indonesia, 4.75%, 1/08/2026		21,210,000	24,164,897
Republic of Indonesia, 5.5%, 4/15/2026	IDR	86,951,000,000	5,974,909
Republic of Indonesia, 4.35%, 1/08/2027 (n)		$14,417,000	16,252,284
Republic of Indonesia, 4.35%, 1/08/2027		12,004,000	13,532,109

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – continued
Republic of Indonesia, 3.5%, 1/11/2028		$15,455,000	$16,729,194
Republic of Indonesia, 3.4%, 9/18/2029		20,539,000	21,962,147
Republic of Indonesia, 6.5%, 2/15/2031	IDR	100,724,000,000	6,978,510
Republic of Indonesia, 1.1%, 3/12/2033	EUR	14,994,000	17,597,139
Republic of Indonesia, 5.25%, 1/17/2042		$10,924,000	13,269,834
Republic of Indonesia, 4.625%, 4/15/2043		45,656,000	51,337,191
Republic of Indonesia, 4.35%, 1/11/2048		27,480,000	30,282,487
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		4,370,000	3,670,800
Saka Energi Indonesia PT, 4.45%, 5/05/2024		200,000	168,000
Star Energy Co., 4.85%, 10/14/2038 (n)		14,528,000	16,060,704
Star Energy Co., 4.85%, 10/14/2038		1,300,000	1,437,150
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		15,909,172	18,001,227
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		5,720,988	6,473,298
			$493,056,740
Israel – 1.4%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)		$8,401,000	$8,653,030
Energean Israel Finance Ltd., 4.875%, 3/30/2026		25,427,000	26,221,594
Energean Israel Finance Ltd., 5.375%, 3/30/2028		22,789,000	23,562,231
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		15,980,000	17,478,125
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		23,859,000	26,733,532
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		21,063,000	21,378,945
			$124,027,457
Jamaica – 0.6%
Government of Jamaica, 8%, 3/15/2039		$16,533,000	$23,228,865
Government of Jamaica, 7.875%, 7/28/2045		20,409,000	28,470,555
			$51,699,420
Jordan – 0.4%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		$26,737,000	$27,693,971
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030		5,700,000	5,904,014
			$33,597,985
Kazakhstan – 1.7%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$42,087,000	$43,789,672
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)		6,765,000	8,032,193
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)		2,262,000	2,905,937
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		2,833,000	3,639,487
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		12,849,000	14,310,574
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,622,000	3,911,760
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		40,695,000	43,950,600
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		28,084,000	28,669,832
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		2,900,000	2,960,494
			$152,170,549
Kenya – 1.0%
Republic of Kenya, 6.875%, 6/24/2024		$5,388,000	$5,968,826
Republic of Kenya, 7%, 5/22/2027 (n)		2,830,000	3,075,333
Republic of Kenya, 7%, 5/22/2027		15,612,000	16,965,404
Republic of Kenya, 7.25%, 2/28/2028		9,901,000	10,728,902
Republic of Kenya, 8%, 5/22/2032 (n)		5,120,000	5,606,216
Republic of Kenya, 8%, 5/22/2032		20,006,000	21,905,850
Republic of Kenya, 8.25%, 2/28/2048		25,171,000	26,870,042
			$91,120,573

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kuwait – 0.5%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		$23,964,000	$26,440,056
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)		7,910,000	7,929,775
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		7,313,000	8,932,830
			$43,302,661
Macau – 0.6%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		$21,300,000	$22,092,773
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		17,791,000	18,435,924
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		16,684,000	17,559,910
Wynn Macau Ltd., 5.625%, 8/26/2028		800,000	842,000
			$58,930,607
Malaysia – 0.8%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		$24,312,000	$24,070,486
GOHL Capital Ltd., 4.25%, 1/24/2027		12,705,000	13,441,109
Government of Malaysia, 4.16%, 7/15/2021	MYR	54,134,000	13,280,077
Government of Malaysia, 4.048%, 9/30/2021		51,852,000	12,783,028
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		$9,974,000	10,755,563
			$74,330,263
Mexico – 8.1%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$15,377,000	$17,437,518
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027		1,000,000	1,134,000
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)		18,086,000	17,899,714
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		18,997,000	18,270,555
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		600,000	577,056
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051 (n)		18,354,000	17,060,043
Comision Federal de Electricidad (United Mexican States), 4.677%, 2/09/2051		1,000,000	929,500
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		5,777,000	6,409,639
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059		10,004,000	10,614,244
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		5,373,000	5,534,244
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		11,274,000	11,612,333
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		9,963,000	10,471,213
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027		11,949,000	12,558,518
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		12,497,000	12,666,334
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,816,000	14,003,207
Infraestructura Energética Nova S.A.B. de C.V., 4.75%, 1/15/2051		3,218,000	3,209,955
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		21,041,000	22,970,670
Petroleos Mexicanos, 6.875%, 10/16/2025		1,600,000	1,746,736
Petroleos Mexicanos, 4.5%, 1/23/2026		9,178,000	9,235,363
Petroleos Mexicanos, 6.875%, 8/04/2026		11,200,000	12,174,400
Petroleos Mexicanos, 6.49%, 1/23/2027		45,691,000	48,318,232
Petroleos Mexicanos, 6.5%, 3/13/2027		13,220,000	13,980,150
Petroleos Mexicanos, 5.35%, 2/12/2028		37,102,000	36,449,005
Petroleos Mexicanos, 6.84%, 1/23/2030		46,517,000	47,796,217
Petroleos Mexicanos, 5.95%, 1/28/2031		41,392,000	39,959,837
Petroleos Mexicanos, 6.5%, 6/02/2041		25,703,000	23,083,607
Petroleos Mexicanos, 6.75%, 9/21/2047		63,759,000	56,362,956
Petroleos Mexicanos, 7.69%, 1/23/2050		66,678,000	64,177,575
Petroleos Mexicanos, 6.95%, 1/28/2060		33,719,000	29,837,943
United Mexican States, 4.5%, 4/22/2029		13,841,000	15,540,952
United Mexican States, 3.25%, 4/16/2030		22,106,000	22,584,595
United Mexican States, 2.659%, 5/24/2031		45,158,000	43,427,997
United Mexican States, 4.75%, 4/27/2032		38,334,000	43,068,249
United Mexican States, 1.45%, 10/25/2033	EUR	10,916,000	12,252,996
United Mexican States, 3.771%, 5/24/2061		$17,606,000	15,696,453

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
United Mexican States, 3.75%, 4/19/2071		$25,975,000	$22,681,370
			$741,733,376
Morocco – 1.3%
Kingdom of Morocco, 4.25%, 12/11/2022		$8,511,000	$8,916,975
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	10,400,000	12,540,907
Kingdom of Morocco, 1.375%, 3/30/2026		800,000	964,685
Kingdom of Morocco, 2%, 9/30/2030		11,140,000	13,236,362
Kingdom of Morocco, 1.5%, 11/27/2031		7,804,000	8,802,339
Kingdom of Morocco, 3%, 12/15/2032 (n)		$30,575,000	29,033,409
Kingdom of Morocco, 3%, 12/15/2032		1,800,000	1,709,244
Kingdom of Morocco, 4%, 12/15/2050 (n)		15,168,000	13,653,020
Kingdom of Morocco, 4%, 12/15/2050		1,600,000	1,440,192
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 4.5%, 10/22/2025		16,731,000	17,840,633
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044		5,178,000	6,233,069
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		2,259,000	2,719,294
			$117,090,129
Nigeria – 0.6%
Federal Republic of Nigeria, 7.875%, 2/16/2032		$25,047,000	$26,965,099
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		2,336,000	2,396,970
Federal Republic of Nigeria, 7.696%, 2/23/2038		25,667,000	26,336,909
			$55,698,978
North Macedonia – 0.3%
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	22,982,000	$26,707,256
Oman – 1.6%
Government of Oman, 6.75%, 1/17/2048		$58,918,000	$58,741,246
Government of Oman, 7%, 1/25/2051		700,000	713,903
Omani Government, 6.75%, 1/17/2048 (n)		800,000	797,600
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		16,530,000	17,494,856
Sultanate of Oman, 6%, 8/01/2029		17,129,000	18,175,925
Sultanate of Oman, 6.25%, 1/25/2031 (n)		20,855,000	22,419,125
Sultanate of Oman, 7%, 1/25/2051 (n)		30,729,000	31,339,339
			$149,681,994
Pakistan – 0.3%
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		$6,678,000	$7,154,943
Republic of Pakistan, 6%, 4/08/2026 (n)		21,686,000	22,279,329
			$29,434,272
Panama – 1.9%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036		$4,382,000	$4,655,875
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		16,167,571	17,326,139
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		21,831,276	23,395,705
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)		25,949,000	26,927,277
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	15,041,670
Autoridad del Canal de Panama, 4.95%, 7/29/2035		4,845,000	5,959,350
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		2,831,000	2,713,315
Cable Onda S.A., 4.5%, 1/30/2030 (n)		8,060,000	8,543,600
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		13,510,000	14,833,980
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		8,000,000	8,784,000
ENA Master Trust (Republic of Panama), 4%, 5/19/2048 (n)		5,034,000	5,090,633
ENA Master Trust (Republic of Panama), 4%, 5/19/2048		707,000	714,954
Panama Canal Railway Co., 7%, 11/01/2026		3,349,782	3,450,309

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Panama – continued
Panama Canal Railway Co., 7%, 11/01/2026 (n)		$664,830	$684,782
Republic of Panama, 3.75%, 4/17/2026		23,530,000	25,306,515
Republic of Panama, 2.252%, 9/29/2032		5,972,000	5,701,827
Republic of Panama, 4.5%, 4/01/2056		5,185,000	5,706,092
			$174,836,023
Paraguay – 1.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$16,514,000	$16,126,086
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025		1,400,000	1,367,114
Republic of Paraguay, 5%, 4/15/2026		6,813,000	7,647,592
Republic of Paraguay, 4.95%, 4/28/2031 (n)		9,772,000	10,978,940
Republic of Paraguay, 4.95%, 4/28/2031		3,674,000	4,127,776
Republic of Paraguay, 6.1%, 8/11/2044		9,059,000	10,870,800
Republic of Paraguay, 5.6%, 3/13/2048 (n)		10,688,000	12,147,019
Republic of Paraguay, 5.6%, 3/13/2048		20,185,000	22,940,454
Republic of Paraguay, 5.4%, 3/30/2050 (n)		5,156,000	5,808,286
Republic of Paraguay, 5.4%, 3/30/2050		5,700,000	6,421,107
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		4,583,000	4,876,816
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		7,800,000	8,300,058
			$111,612,048
Peru – 0.9%
Camposol S.A., 6%, 2/03/2027 (n)		$1,887,000	$1,924,740
Camposol S.A., 6%, 2/03/2027		6,500,000	6,630,000
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,442,000	1,458,222
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		892,500	902,541
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		4,192,000	4,296,842
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		14,210,000	14,671,825
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024		985,035	1,066,301
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)		59,964	64,911
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		21,051,000	21,336,872
Inkia Energy Ltd., 5.875%, 11/09/2027		2,450,000	2,483,271
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)		10,817,000	10,551,443
Peru LNG, 5.375%, 3/22/2030 (n)		7,447,000	6,236,937
Peru LNG, 5.375%, 3/22/2030		14,702,000	12,313,072
			$83,936,977
Philippines – 0.7%
Republic of Philippines, 1.2%, 4/28/2033	EUR	30,497,000	$36,298,357
Republic of Philippines, 1.75%, 4/28/2041		27,041,000	31,819,195
			$68,117,552
Poland – 0.3%
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$11,399,000	$11,577,109
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		800,000	812,500
Canpack S.A./Eastern PA Land Investment Holding LLC, 2.375%, 11/01/2027 (n)	EUR	12,980,000	15,886,094
			$28,275,703
Qatar – 2.2%
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		$20,830,000	$21,019,136
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,301,000	12,793,040
State of Qatar, 3.4%, 4/16/2025 (n)		7,147,000	7,780,138
State of Qatar, 4%, 3/14/2029 (n)		15,269,000	17,345,584
State of Qatar, 4%, 3/14/2029		16,440,000	18,675,840
State of Qatar, 3.75%, 4/16/2030 (n)		15,255,000	17,081,024
State of Qatar, 3.75%, 4/16/2030		3,512,000	3,932,386

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Qatar – continued
State of Qatar, 5.103%, 4/23/2048 (n)		$18,259,000	$23,138,462
State of Qatar, 5.103%, 4/23/2048		20,913,000	26,501,707
State of Qatar, 4.817%, 3/14/2049 (n)		24,300,000	29,832,138
State of Qatar, 4.817%, 3/14/2049		17,500,000	21,484,050
State of Qatar, 4.4%, 4/16/2050 (n)		580,000	674,320
			$200,257,825
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$13,917,000	$14,309,320
Romania – 1.0%
Republic of Romania, 2.875%, 3/11/2029	EUR	4,900,000	$6,508,992
Republic of Romania, 3.624%, 5/26/2030		700,000	969,792
Republic of Romania, 3.624%, 5/26/2030 (n)		5,520,000	7,647,498
Republic of Romania, 2.124%, 7/16/2031		2,700,000	3,324,629
Republic of Romania, 2.124%, 7/16/2031 (n)		11,982,000	14,753,965
Republic of Romania, 2%, 1/28/2032		2,000,000	2,416,522
Republic of Romania, 2%, 1/28/2032 (n)		9,024,000	10,903,346
Republic of Romania, 2%, 4/14/2033		600,000	711,086
Republic of Romania, 2%, 4/14/2033 (n)		15,922,000	18,869,863
Republic of Romania, 2.625%, 12/02/2040 (n)		8,479,000	9,985,818
Republic of Romania, 2.625%, 12/02/2040		1,300,000	1,531,025
Republic of Romania, 2.75%, 4/14/2041 (n)		15,114,000	17,845,544
			$95,468,080
Russia – 2.6%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$8,015,000	$8,856,575
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030		1,500,000	1,483,200
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		14,825,000	14,658,960
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		13,595,000	14,069,737
Russian Federation, 4.75%, 5/27/2026		12,400,000	13,988,936
Russian Federation, 4.25%, 6/23/2027		78,400,000	86,769,671
Russian Federation, 4.25%, 6/23/2027 (n)		13,000,000	14,387,828
Russian Federation, 4.375%, 3/21/2029 (n)		4,400,000	4,924,964
Russian Federation, 4.375%, 3/21/2029		27,400,000	30,669,094
Russian Federation, 5.1%, 3/28/2035		14,800,000	17,415,308
Russian Federation, 5.1%, 3/28/2035 (n)		22,200,000	26,122,962
			$233,347,235
Saudi Arabia – 2.8%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$22,552,000	$23,242,091
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		9,262,000	9,759,833
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		29,298,000	29,451,815
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		34,200,000	32,240,340
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		20,665,000	23,531,856
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		22,000,000	27,410,636
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		2,300,000	2,865,657
Saudi Arabian Oil Co., 3.5%, 4/16/2029		11,581,000	12,415,000
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		12,018,000	11,621,126
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		15,702,000	17,121,315
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		15,225,000	13,904,732
Saudi Arabian Oil Co., 3.5%, 11/24/2070		20,623,000	18,834,633
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		12,420,000	14,363,357
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		16,206,000	18,070,338
			$254,832,729

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Senegal – 0.4%
Republic of Senegal, 6.25%, 5/23/2033		$27,727,000	$29,044,032
Republic of Senegal, 6.75%, 3/13/2048		8,596,000	8,639,668
			$37,683,700
Serbia – 0.5%
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	22,296,000	$29,465,790
Republic of Serbia, 3.125%, 5/15/2027		800,000	1,057,259
Republic of Serbia, 1.65%, 3/03/2033 (n)		13,890,000	16,087,220
			$46,610,269
Singapore – 0.8%
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)		$16,078,000	$15,998,414
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030		1,700,000	1,691,585
Puma International Financing S.A., 5%, 1/24/2026		15,356,000	15,455,814
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	13,547,490
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		23,702,000	23,578,749
			$70,272,052
South Africa – 2.0%
Eskom Holdings SOC Ltd., 7.125%, 2/11/2025 (n)		$600,000	$627,480
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		28,926,000	30,250,811
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		14,992,000	16,266,320
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		8,700,000	9,439,500
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)		5,882,000	5,734,950
Republic of South Africa, 10.5%, 12/21/2026	ZAR	116,556,000	9,177,404
Republic of South Africa, 4.85%, 9/27/2027		$6,704,000	7,062,865
Republic of South Africa, 8%, 1/31/2030	ZAR	72,547,000	4,622,105
Republic of South Africa, 8.25%, 3/31/2032		217,453,000	13,195,585
Republic of South Africa, 5.75%, 9/30/2049		$24,585,000	23,693,794
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		22,018,000	22,513,405
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		35,767,000	36,341,060
			$178,925,279
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		$2,109,000	$1,463,330
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		3,554,000	2,314,649
Republic of Sri Lanka, 7.85%, 3/14/2029		11,414,000	7,433,710
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,905,449
Republic of Sri Lanka, 7.55%, 3/28/2030		16,742,000	10,904,065
			$25,021,203
Supranational – 0.4%
West African Development Bank, 4.7%, 10/22/2031		$4,800,000	$5,110,800
West African Development Bank, 4.7%, 10/22/2031 (n)		15,644,000	16,656,949
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	13,668,000	17,090,957
			$38,858,706
Thailand – 0.3%
Bangkok Bank Public Co. Ltd., 3.733%, 9/25/2034		$13,177,000	$13,381,902
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)		7,275,000	6,860,844
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)		7,626,000	6,953,947
			$27,196,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Trinidad & Tobago – 0.3%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	$10,879,000	$10,919,796
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	6,856,000	6,881,710
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	12,110,000	12,019,175
		$29,820,681
Turkey – 2.9%
Export Credit Bank of Turkey, 5%, 9/23/2021	$13,185,000	$13,250,925
Export Credit Bank of Turkey, 5.375%, 10/24/2023	17,643,000	17,695,223
Republic of Turkey, 6.25%, 9/26/2022	7,094,000	7,306,820
Republic of Turkey, 5.6%, 11/14/2024	7,779,000	7,817,895
Republic of Turkey, 4.25%, 3/13/2025	34,049,000	32,626,841
Republic of Turkey, 6.375%, 10/14/2025	12,086,000	12,388,150
Republic of Turkey, 4.75%, 1/26/2026	16,511,000	15,880,544
Republic of Turkey, 4.875%, 10/09/2026	33,209,000	31,714,595
Republic of Turkey, 6%, 3/25/2027	13,751,000	13,669,594
Republic of Turkey, 5.125%, 2/17/2028	34,739,000	32,651,186
Republic of Turkey, 5.25%, 3/13/2030	24,668,000	22,571,220
Republic of Turkey, 5.95%, 1/15/2031	18,941,000	17,864,394
Republic of Turkey, 5.875%, 6/26/2031	12,999,000	12,173,954
Republic of Turkey, 6.875%, 3/17/2036	7,574,000	7,418,733
Republic of Turkey, 6.625%, 2/17/2045	4,856,000	4,450,524
Republic of Turkey, 5.75%, 5/11/2047	14,894,000	12,252,817
		$261,733,415
Ukraine – 3.9%
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025	$2,126,000	$2,280,135
Government of Ukraine, 7.75%, 9/01/2023	10,007,000	10,642,685
Government of Ukraine, 7.75%, 9/01/2024	7,380,000	7,915,050
Government of Ukraine, 7.75%, 9/01/2025	28,921,000	31,145,603
Government of Ukraine, 7.75%, 9/01/2026 (n)	1,600,000	1,722,720
Government of Ukraine, 7.75%, 9/01/2026	9,901,000	10,660,407
Government of Ukraine, 7.75%, 9/01/2027 (n)	1,700,000	1,822,434
Government of Ukraine, 7.75%, 9/01/2027	32,019,000	34,325,008
Government of Ukraine, 6.876%, 5/21/2029 (n)	17,659,000	17,666,064
Government of Ukraine, 7.375%, 9/25/2032	41,436,000	41,850,360
Government of Ukraine, 7.253%, 3/15/2033 (n)	40,648,000	40,648,000
Government of Ukraine, 7.253%, 3/15/2033	18,583,000	18,583,000
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040	76,193,000	80,288,374
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)	4,169,000	4,159,032
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	6,885,000	6,868,538
Oschadbank (State Savings Bank of Ukraine), 9.375%, 3/10/2023	2,800,000	2,912,000
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	15,890,800	16,844,248
Ukrainian Railways Co., 8.25%, 7/09/2024	21,328,000	21,818,544
		$352,152,202
United Arab Emirates – 3.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$20,136,000	$23,059,747
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	12,433,000	12,402,912
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028	600,000	598,548
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	19,274,000	19,994,848
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070	27,574,000	30,199,045
Emirate of Abu Dhabi, 2.5%, 9/30/2029 (n)	18,892,000	19,492,766
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)	14,284,000	13,896,332
Emirate of Abu Dhabi, 2.7%, 9/02/2070 (n)	10,050,000	8,674,155
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	11,649,000	13,303,158

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		$2,100,000	$2,398,200
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)		28,680,000	28,814,532
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		800,000	803,753
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		36,905,000	35,753,392
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		3,300,000	3,197,025
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		25,509,000	24,938,600
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		800,000	782,111
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)		41,572,000	40,482,920
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		4,100,000	3,992,590
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		5,603,000	5,897,157
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		12,226,000	12,867,865
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		11,441,000	11,998,977
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		17,842,000	18,466,470
National Central Cooling Co., PJSC (United Arab Emirates), 2.5%, 10/21/2027		15,672,000	15,453,846
			$347,468,949
United States – 1.4%
Hyundai Capital America, 2.375%, 10/15/2027 (n)		$7,765,000	$7,833,935
Hyundai Capital America, 1.8%, 1/10/2028 (n)		11,166,000	10,836,344
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		6,913,000	7,346,445
JBS Investments II GmbH, 5.75%, 1/15/2028		14,190,000	15,079,713
JBS USA Holdings, Inc., 6.5%, 4/15/2029		8,208,000	9,213,562
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		11,761,000	13,201,840
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		15,777,000	19,209,114
U.S. Treasury Bonds, 2.5%, 2/15/2046		40,736,600	42,459,949
			$125,180,902
Uruguay – 0.9%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$9,204,000	$10,701,030
Oriental Republic of Uruguay, 5.1%, 6/18/2050		5,982,000	7,499,514
Oriental Republic of Uruguay, 4.975%, 4/20/2055		35,270,000	43,760,900
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	663,946,146	17,523,242
			$79,484,686
Uzbekistan – 0.8%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$17,090,000	$17,506,654
National Bank of Uzbekistan, 4.85%, 10/21/2025		21,660,000	22,377,033
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		16,344,000	16,241,589
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		19,685,000	20,368,463
			$76,493,739
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		$10,104,000	$1,035,660
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	1,803,282
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		33,488,000	3,382,288
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		8,435,000	864,588
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		68,785,500	7,050,514
			$14,136,332
Vietnam – 0.8%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		$20,593,000	$20,747,447
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		7,700,000	7,757,750
Socialist Republic of Vietnam, 4.8%, 11/19/2024		39,807,000	44,434,564
			$72,939,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Zambia – 0.5%
First Quantum Minerals Ltd., 7.25%, 4/01/2023	$8,671,000	$8,833,581
First Quantum Minerals Ltd., 7.5%, 4/01/2025	11,188,000	11,614,543
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	23,298,000	25,569,555
First Quantum Minerals Ltd., 6.875%, 10/15/2027	600,000	658,500
		$46,676,179
Total Bonds		$8,366,394,749
Common Stocks – 0.1%
Canada – 0.0%
Frontera Energy Corp. (l)	254,348	$1,195,436
Mexico – 0.1%
ICA Tenedora, S.A. de C.V.	2,525,968	$5,055,535
United Kingdom – 0.0%
Petra Diamonds Ltd.	153,424,221	$3,290,597
Total Common Stocks		$9,541,568
Investment Companies (h) – 7.1%
Money Market Funds – 7.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	642,506,006	$642,506,006
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.020% (j)	164,357	$164,357

Other Assets, Less Liabilities – 1.0%		90,511,245
Net Assets – 100.0%		$9,109,117,925
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $642,506,006 and $8,376,100,674, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,284,216,262, representing 36.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Petroamazonas (Republic of Ecuador), 4.625%, 12/06/2021	12/04/17	$1,112,822	$1,143,640
Stoneway Capital Corp., 10%, 3/01/2027	2/10/17-10/01/18	13,012,589	3,841,376
Total Restricted Securities			$4,985,016
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	2,174,000	USD	376,378	JPMorgan Chase Bank N.A.	6/04/2021	$22,682
CLP	10,034,861,000	USD	13,905,440	Citibank N.A.	5/18/2021	212,628
CNH	230,721,000	USD	35,000,152	JPMorgan Chase Bank N.A.	7/16/2021	460,246
EUR	18,163,312	USD	21,861,644	JPMorgan Chase Bank N.A.	7/16/2021	8,034
IDR	324,260,272,000	USD	22,133,807	Merrill Lynch International	6/24/2021	209,324
INR	178,032,000	USD	2,393,917	Citibank N.A.	5/24/2021	1,502
RUB	436,217,000	USD	5,790,747	Barclays Bank PLC	5/05/2021	9,432
RUB	202,296,000	USD	2,683,024	Goldman Sachs International	5/24/2021	527
RUB	2,209,858,000	USD	29,138,808	Goldman Sachs International	6/01/2021	147,843
RUB	74,702,000	USD	977,080	JPMorgan Chase Bank N.A.	5/05/2021	16,198
SGD	1,000	USD	746	HSBC Bank	7/16/2021	6
USD	1,459,967	EUR	1,202,746	Brown Brothers Harriman	7/16/2021	11,792
USD	2,509,638	EUR	2,081,634	Deutsche Bank AG	7/16/2021	3,231
USD	72,701,719	EUR	60,248,129	State Street Bank Corp.	7/16/2021	159,487
USD	11,725,018	IDR	165,639,329,779	Barclays Bank PLC	5/17/2021	271,699
USD	8,568,908	RUB	638,555,000	JPMorgan Chase Bank N.A.	5/05/2021	78,332
USD	33,620,325	RUB	2,535,813,000	JPMorgan Chase Bank N.A.	7/30/2021	300,337
USD	1,230,284	TRY	10,209,000	Credit Suisse Group	5/20/2021	7,403
USD	7,551,064	TRY	62,957,000	JPMorgan Chase Bank N.A.	5/20/2021	9,782
USD	27,299,720	ZAR	399,086,412	BNP Paribas S.A.	7/16/2021	53,167
						$1,983,652
Liability Derivatives
CLP	5,665,215,000	USD	8,044,895	Citibank N.A.	5/28/2021	$(75,075)
COP	42,677,381,000	USD	11,689,807	Goldman Sachs International	7/08/2021	(353,800)
EUR	9,866,000	USD	11,944,749	HSBC Bank	7/16/2021	(65,514)
EUR	12,112,000	USD	14,602,725	Merrill Lynch International	7/16/2021	(19,177)
INR	1,142,483,000	USD	15,546,102	Citibank N.A.	5/24/2021	(174,005)
INR	270,685,000	USD	3,695,005	JPMorgan Chase Bank N.A.	5/24/2021	(52,942)
RUB	202,338,000	USD	2,720,335	Barclays Bank PLC	5/05/2021	(29,939)
RUB	294,416,000	USD	3,937,490	Barclays Bank PLC	5/24/2021	(31,924)
RUB	606,800,000	USD	8,124,247	Goldman Sachs International	5/05/2021	(55,903)
RUB	2,535,813,000	USD	34,028,624	JPMorgan Chase Bank N.A.	5/05/2021	(311,068)
RUB	638,555,000	USD	8,466,092	JPMorgan Chase Bank N.A.	7/30/2021	(75,629)
TRY	36,802,000	USD	4,841,095	Citibank N.A.	5/20/2021	(432,780)
TRY	10,209,000	USD	1,241,216	Credit Suisse Group	5/03/2021	(8,059)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
TRY	53,840,000	USD	7,089,878	HSBC Bank	5/20/2021	$(640,673)
TRY	81,501,000	USD	10,788,372	JPMorgan Chase Bank N.A.	5/03/2021	(943,769)
TRY	62,521,000	USD	8,257,180	JPMorgan Chase Bank N.A.	5/20/2021	(768,124)
TRY	91,620,000	USD	12,146,768	NatWest Markets PLC	5/20/2021	(1,172,099)
TRY	24,609,000	USD	3,253,203	UBS AG	5/20/2021	(305,422)
USD	5,008,931	BRL	28,323,000	Citibank N.A.	6/04/2021	(190,048)
USD	3,854,802	BRL	21,807,000	Deutsche Bank AG	6/04/2021	(148,098)
USD	711,409	EUR	592,658	Brown Brothers Harriman	7/16/2021	(2,186)
USD	198,411,992	EUR	166,309,376	Citibank N.A.	7/16/2021	(1,834,114)
USD	1,827,391	EUR	1,517,967	Deutsche Bank AG	7/16/2021	(329)
USD	78,133,910	EUR	65,465,158	Goldman Sachs International	7/16/2021	(689,926)
USD	29,714,857	EUR	24,893,903	HSBC Bank	7/16/2021	(258,843)
USD	92,885,601	EUR	77,822,765	JPMorgan Chase Bank N.A.	7/16/2021	(817,508)
USD	70,024,223	EUR	58,677,222	Merrill Lynch International	7/16/2021	(626,545)
USD	114,611,422	EUR	96,006,351	Morgan Stanley Capital Services, Inc.	7/16/2021	(985,777)
USD	12,420,554	EUR	10,409,024	State Street Bank Corp.	7/16/2021	(112,512)
USD	23,410,405	IDR	342,962,433,000	Merrill Lynch International	6/24/2021	(221,397)
USD	17,222,355	INR	1,288,146,000	Barclays Bank PLC	5/24/2021	(109,636)
USD	15,856,581	INR	1,196,379,000	JPMorgan Chase Bank N.A.	5/27/2021	(232,973)
USD	4,478,872	RUB	339,511,000	Citibank N.A.	5/05/2021	(35,452)
USD	10,440,887	RUB	804,210,000	Goldman Sachs International	5/05/2021	(252,329)
USD	27,008,653	RUB	2,073,594,000	JPMorgan Chase Bank N.A.	5/05/2021	(562,985)
USD	8,153,003	RUB	634,404,000	JPMorgan Chase Bank N.A.	5/24/2021	(262,663)
USD	2,244,926	RUB	174,908,000	JPMorgan Chase Bank N.A.	6/01/2021	(73,083)
USD	8,867,101	TRY	74,794,000	HSBC Bank	5/20/2021	(92,072)
USD	11,005,919	TRY	91,710,000	JPMorgan Chase Bank N.A.	5/03/2021	(71,840)
USD	14,529,613	TRY	121,432,000	JPMorgan Chase Bank N.A.	5/20/2021	(16,077)
						$(13,112,295)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	53	$8,584,892	June – 2021	$15,801
Euro-Bund 10 yr	Short	EUR	966	197,433,437	June – 2021	1,617,800
Euro-OAT 10 yr	Short	EUR	63	12,155,790	June – 2021	79,376
						$1,712,977
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	289	$45,445,250	June – 2021	$(994,501)
U.S. Treasury Ultra Bond	Long	USD	320	59,490,000	June – 2021	(481,883)
						$(1,476,384)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(172,441)	$(480,427)	$(652,868)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2021, the fund had cash collateral of $13,514,000 and other liquid securities with an aggregate value of $7,490,306 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$5,055,535	$—	$5,055,535
United Kingdom	3,290,597	—	—	3,290,597
Canada	1,195,436	—	—	1,195,436
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	61,669,063	—	61,669,063
Non - U.S. Sovereign Debt	—	5,988,025,999	—	5,988,025,999
U.S. Corporate Bonds	—	63,511,839	—	63,511,839
Foreign Bonds	—	2,253,187,848	—	2,253,187,848
Mutual Funds	642,670,363	—	—	642,670,363
Total	$647,156,396	$8,371,450,284	$—	$9,018,606,680
Other Financial Instruments
Futures Contracts – Assets	$1,712,977	$—	$—	$1,712,977
Futures Contracts – Liabilities	(1,476,384)	—	—	(1,476,384)
Forward Foreign Currency Exchange Contracts – Assets	—	1,983,652	—	1,983,652
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,112,295)	—	(13,112,295)
Swap Agreements – Liabilities	—	(652,868)	—	(652,868)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$333,386,807	$2,670,027,918	$2,360,875,384	$(5,606)	$(27,729)	$642,506,006
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$336,916	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2021, are as follows:
United States	10.8%
Mexico	8.3%
Indonesia	5.5%
China	4.6%
India	4.5%
Ukraine	3.9%
United Arab Emirates	3.8%
Egypt	2.9%
Turkey	2.9%
Other Countries	52.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.